Other expenses and adjustments (Tables)	12 Months Ended
Dec. 31, 2022
Other expenses and adjustments
Schedule of highlight certain components of the research and development and general and administration expenses classified by nature

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Research and development expenses
Non-cash share-based compensation	631,490	599,145	87,595

General and administration expenses
Depreciation of property and equipment	135,464	135,977	145,095
Amortization of intangible assets	84,444	84,444	84,444
Non-cash share-based compensation	4,381,695	7,898,685	2,677,464